Goodwill and Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013	Sep. 28, 2012
Changes in the carrying amount of goodwill, by segment ($ in millions):
Goodwill balance at beginning of period	$ 4,163	$ 4,035
Impairments	(1,761)	(1,761)	(1,761)
Acquisitions/Purchase Accounting Adjustments	22	156
Transfers		0
Currency Translation	(6)	(28)
Goodwill balance at end of period	4,179	4,163
Gross Goodwill
Changes in the carrying amount of goodwill, by segment ($ in millions):
Goodwill balance at beginning of period			5,796
Goodwill balance at end of period	5,940	5,924	5,796
NA Installation & Services
Changes in the carrying amount of goodwill, by segment ($ in millions):
Goodwill balance at beginning of period	1,978	2,001
Impairments	(126)	(126)	(126)
Acquisitions/Purchase Accounting Adjustments	8	24
Transfers		(39)
Currency Translation	(6)	(8)
Goodwill balance at end of period	1,980	1,978
NA Installation & Services | Gross Goodwill
Changes in the carrying amount of goodwill, by segment ($ in millions):
Goodwill balance at beginning of period			2,127
Goodwill balance at end of period	2,106	2,104	2,127
ROW Installation & Services
Changes in the carrying amount of goodwill, by segment ($ in millions):
Goodwill balance at beginning of period	928	905
Impairments	(1,068)	(1,068)	(1,068)
Acquisitions/Purchase Accounting Adjustments	14	42
Transfers		0
Currency Translation	1	(19)
Goodwill balance at end of period	943	928
ROW Installation & Services | Gross Goodwill
Changes in the carrying amount of goodwill, by segment ($ in millions):
Goodwill balance at beginning of period			1,973
Goodwill balance at end of period	2,011	1,996	1,973
Global Products
Changes in the carrying amount of goodwill, by segment ($ in millions):
Goodwill balance at beginning of period	1,257	1,129
Impairments	(567)	(567)	(567)
Acquisitions/Purchase Accounting Adjustments	0	90
Transfers		39
Currency Translation	(1)	(1)
Goodwill balance at end of period	1,256	1,257
Global Products | Gross Goodwill
Changes in the carrying amount of goodwill, by segment ($ in millions):
Goodwill balance at beginning of period			1,696
Goodwill balance at end of period	$ 1,823	$ 1,824	$ 1,696